Credit Risk - Summary of Commercial Real Estate by Credit Performance (Parenthetical) (Detail) £ in Millions, $ in Millions	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Retail Banking Segment [member]
Disclosure of performance obligations [line items]
Consumer loans	£ 241	£ 257
Commercial Real Estate [member]
Disclosure of performance obligations [line items]
Consumer loans	£ 5,109		$ 6,202